Significant Accounting Policies (Details) - Schedule of currency exchange rates impact	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Thai Baht [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.0333	0.0334
Average Rate	0.0320	0.0324
Hong Kong Dollar [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.1282	0.1280
Average Rate	0.1282	0.1280